Organization and business overview	6 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business overview

1	Organization and business overview

ENIGMATIG LIMITED is a holding company incorporated on May 30, 2023 under the laws of the Cayman Islands. The Company through its subsidiaries provide consultancy services. The main consultancy services include global operation and licensing advisory and corporate secretarial and support services. ENIGMATIG LIMITED, its subsidiaries are collectively referred to as the “Company” or “ENIGMATIG”.

On April 25, 2024, Desfran Holdings Limited formally changed its name to ENIGMATIG LIMITED.

The Company is headquartered in Singapore, with operations primarily in Singapore, Hong Kong and Shanghai.

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on 19 August 2024. The Reorganization involved the transfer of 100% of the equity interests in Enigmatig Pte Ltd, Enigmatig Consulting Limited and its wholly owned subsidiary, Enigmatig Corp Limited and Enigmatig (Belize) Limited from its original shareholders to Enigmatig (BVI) Limited. Pursuant to the subscription applications and share transfer forms dated 19 August 2024, ENIGMATIG LIMITED issued 18,500 Class A ordinary shares of par or nominal value US$0.001 each to Teo Mingwen, Tay Chee Yang and certain other shareholders, as well as 31,499 Class B ordinary shares of par or nominal value US$0.001 each to Foo Chee Weng Desmond, in consideration for them transferring their respective shareholdings in Enigmatig (BVI) Limited to ENIGMATIG LIMITED, upon completion of which Enigmatig (BVI) Limited became the wholly owned subsidiary of ENIGMATIG LIMITED. Consequently, ENIGMATIG LIMITED became the ultimate holding company of all the entities mentioned above.

On February 28, 2025, shareholders’ resolutions were passed to authorize the sub-division of each of the Company’s issued and unissued shares into 500 ordinary shares such that the authorized share capital of the Company was changed from US$50,000 divided into 50,000,000 ordinary shares of a nominal or par value of US$0.001 each, comprising 35,000,000 Class A ordinary shares of a nominal or par value of US$0.001 each, and 15,000,000 Class B ordinary shares of a nominal or par value of US$0.001 each to US$50,000 divided into 25,000,000,000 ordinary shares of a nominal or par value of US$0.000002 each, comprising 17,500,000,000 Class A ordinary shares of a nominal or par value of US$0.000002 each, and 7,500,000,000 Class B ordinary shares of a nominal or par value of US$0.000002 each.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying unaudited consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

On June 20, 2025, the Company completed its IPO of 3,005,200 Class A ordinary shares at a public offering price of US$5.00 per share, including the partial exercise of the over-allotment option. The Class A ordinary shares are listed on the NYSE American under the ticker symbol “EGG.” Gross proceeds were US$15.0 million, with net proceeds of approximately US$13.7 million after commissions and other offering expenses.

The unaudited consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Enigmatig (BVI) Limited	27 Oct, 2022	100%	British Virgin Islands	Holding company
Enigmatig Pte Ltd	25 Dec, 2018	100%	Singapore	Management Consultancy Services
Enigmatig (Belize) Limited	26 Jan, 2017	100%	Belize	Formation or management of International Business Companies
Enigmatig Corp Limited	24 May, 2013	100%	Seychelles	Management Consultancy Services
Enigmatig Consulting Limited	29 Aug, 2018	100%	Hong Kong	Consultancy Services
Shanghai Enigmatig Information Consultancy Limited	23 Jul, 2019	100%	China	Consultancy Services